Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Schedule of earning per share

	2022	2021	2020

Income attributable to the shareholders of the company	1,670,755	2,957,174	1,828,254

Weighted average number of common shares issued (thousands)	2,419,961	2,420,314	2,420,804

Basic earnings per share (expressed in R$)	0.69	1.22	0.76

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2022	2021	2020

Income attributable to the shareholders of the company	1,670,755	2,957,174	1,828,254

Weighted average number of common shares issued (thousands)	2,420,245	2,420,638	2,421,065

Diluted earnings per share (in R$)	0.69	1.22	0.76